FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Description Of Accounting Policy For Financial Instruments And Risk And Capital Management [Text Block]
32.a. Accounting policy
32.a.1. Financial assets
32.a.1.1. Initial recognition and measurement
On initial recognition, a financial asset is classified in the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) at fair value through other comprehensive income, depending on the situation.
The classification of financial assets at initial recognition depends on the contractual cash flow characteristics of the financial asset and the business model for the management of these assets.
For a financial asset to be classified and measured at amortized cost or at fair value through other comprehensive income, it needs to generate cash flows that are “exclusively payments of principal and interest” on the principal amount outstanding. This assessment is carried out at the level of each financial instrument.
Financial assets with cash flows that are not exclusively payments of interest principal are classified and measured at fair value through profit or loss, regardless of the business model adopted.
The Company's business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from the collection of contractual cash flows, the sale of financial assets or both. Financial assets classified and measured at amortized cost are maintained in a business plan with the objective of maintaining financial assets in order to obtain contractual cash flows while financial assets classified and measured at fair value against other comprehensive income are maintained in a business model. with the objective of obtaining contractual cash flows and for the purpose of sale.
The Company's consolidated financial assets include cash and cash equivalents, financial investments, accounts receivable, derivative financial instruments, amounts receivable from the sale of properties and others and credits with related parties.
32.a.1.2. Subsequent measurement
The subsequent measurement of financial assets depends on their classification, which may be as follows: (i) financial assets at fair value through profit or loss: are subsequently measured at fair value. Net income, including interest, is recognized directly in profit or loss; (ii) financial assets at amortized cost: are subsequently measured at amortized cost using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired; and (iii) financial assets at fair value through other comprehensive income: are subsequently measured at fair value. Interest income, foreign exchange and impairment losses or reversals are recognized in the statement of income and calculated in the same manner as for financial assets measured at amortized cost. Remaining changes in fair value are recognized in other comprehensive income. At the time of derecognition, the cumulative change in fair value recognized in other comprehensive income is reclassified to profit or loss.
32.a.1.3. Derecognition
A financial asset (or, whenever the case, a part of a financial asset, or a part of a group of similar financial assets) is derecognized when:
•the rights to receive the cash flows from the asset have expired; or
•the Company has transferred its rights to receive cash flows from it has assumed obligation to pay the received cash flows in full without material delay to a third part under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
32.a.1.4. Impairment of financial assets
The Company and its subsidiaries apply an impairment model for financial assets based on expected credit losses, using a simplified method for certain short and long-term assets (commercial receivables, lease receivables and contractual assets).
Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose, the Company and its subsidiaries use matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Company and its subsidiaries assess the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.
32.a.2. Financial liabilities
32.a.2.1. Initial recognition and measurement
Upon initial recognition, a financial liability is classified into the following measurement categories: (i) at fair value through profit or loss; (ii) at amortized cost; or (iii) derivatives designated as hedge instruments in an effective hedge, as appropriate.
Financial liabilities are initially recognized at fair value plus, in the case of loans and financing, transaction cost directly attributable thereto.
The Company’s consolidated financial liabilities include accounts payable to suppliers, loans, financing, debentures, leases and other creditors, derivative financial instruments, obligations to ANATEL, amounts to be refunded to customers, capital reduction, reverse stock split and stock split, and obligations with related parties.
32.a.2.2. Subsequent measurement
Measurement of financial liabilities depends on their classification, as follows: (i) Financial liabilities at fair value through profit or loss: financial liabilities are designated at initial recognition at fair value through profit or loss. This category also includes derivative financial instruments contracted, except those designated as derivative financial instruments of cash flow hedge. Interest, monetary and exchange variations and changes arising from the valuation at fair value, when applicable, are recognized in the statement of income when incurred; and (ii) Financial liabilities at amortized cost: after initial recognition, loans and financing subject to interest are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in the statement of income at the time of write-off of liabilities, as well as during the amortization process using the effective interest rate method.
Amortized cost is calculated taking into account any discount or goodwill on acquisition and fees or costs that are an integral part of the effective interest rate method. Amortization using the effective interest rate method is included as a financial expense in the income statement.
32.a.2.3. Derecognition
A financial liability is derecognized when the obligation has been revoked, cancelled or expired. When an existing financial liability is replaced by another of the same lender, and the terms of the instruments are substantially different, or when the terms of an existing debt instrument are substantially modified, this replacement or modification is treated as derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the statement of income.
32.a.3. Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the assumption that the transaction to sell the asset or transfer the liability will take place (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for that asset or liability. The Company and or its subsidiaries must have access to the principal (or most advantageous) market.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their best economic interests.
Fair value measurement of a non-financial asset takes into consideration the capacity of a market participant to generate economic benefits through the best use of the asset or selling it to another market participant that would also make the best use of the asset.
The Company and its subsidiaries use adequate valuation techniques in the circumstances and for which there is sufficient data to measure the fair value, which maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs.
The fair values of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole: (i) Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities; (ii) Level 2: valuation techniques for which there is a significantly lower level of information to measure the fair value directly or indirectly observable; and (iii) Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.
For assets and liabilities recognized in the financial statements on a recurring basis, the Company and its subsidiaries determine whether transfers have occurred between levels of the hierarchy, reassessing the categorization (based on information at the lowest and most significant level for measuring the fair value as a whole) to each year end.
The Company and its subsidiaries assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. Both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values.
In the years ended December 31, 2025 and 2024, there were no transfers of fair value assessments between the aforementioned levels.
32.a.4. Financial instruments – net
Financial assets and liabilities are presented net in the balance sheet if, and only if, there is a current enforceable legal right to offset the amounts recognized and if there is an intention to offset or realize the asset or settle the liability simultaneously.
32.a.5. Derivative financial instruments and hedge accounting
The Company uses derivative financial instruments, such as currency and interest rate swaps and currency forward contracts to provide protection against the risk of changes in exchange rates.
For hedge accounting purposes, they can be classified as: cash flow hedges and fair value hedges. The Company's contracts are classified as cash flow hedges when they provide protection against changes in cash flows that are attributable to a particular risk associated with a recognized liability that may affect the result, and fair value hedges when they provide protection against exposure to changes in the fair value of an identified portion of certain liabilities that are attributable to a particular risk (exchange rate variation) and may affect the result.
At the beginning of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the objective and risk management strategy for carrying out the hedge.
The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged, and how the Company assesses whether the hedging relationship meets the hedge effectiveness requirements (including its analysis of sources of hedge ineffectiveness and how to determine the hedge ratio). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements: (i) there is an economic relationship between the hedged item and the hedging instrument; (ii) the effect of credit risk does not influence the changes in value that result from that economic relationship; and (iii) the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the entity effectively hedges and the quantity of the hedging instrument that the Company effectively uses to hedge that quantity of the hedged item.
Any gains or losses resulting from changes in the fair value of derivative financial instruments during the period are recognized directly in the statement of income, except for the effective portion of cash flow hedges, which is recognized directly in equity in other comprehensive income and subsequently reclassified to profit or loss when the hedged item affects profit or loss.
32.a.5.1. Cash flow hedges
Cash flow hedges meeting the recording criteria are accounted for as follows: (i) the portion of gain or loss from the hedge instrument determined as an effective hedge shall be recognized directly in equity (other comprehensive income), and (ii) the ineffective portion of gain or loss from the hedge instrument shall be recognized in the statement of income.
When the Company’s documented risk management strategy for any given hedge relationship excludes from the hedge effectiveness evaluation any particular component of gain or loss or the corresponding cash flows from the hedge instrument, that gains or loss component is recognized in financial income (expenses).
Amounts recorded in other comprehensive income are immediately transferred to the statement of income when the hedged transaction affects P&L. When a hedged item is the cost of a non-financial asset or liability, amounts recorded in equity are transferred at the initial carrying amount of the non-financial assets and liabilities. In situations where the anticipated transaction is no longer expected, the accumulated gain or loss and deferred hedging costs, previously recognized in equity, are immediately reclassified to profit or loss in the income statement.
If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge fails to meet the hedge accounting criteria, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs or the firm commitment is fulfilled.
The migration from the STFC Concession regime to the private STFC Authorization regime (note 1.b) enabled the Company to begin replacing its copper cable network with a fiber optic network.
The Company maintains derivatives designated as cash flow hedges to protect future copper revenue projected for the next 24 months.
The hedge ratio at the initial date was 1:1. Considering changes in the value of the hedged item (copper price) and the value of derivative instruments used as hedging, the weighted average hedged rate for the year was R$66,923.
The hedge effects recognized in equity are transferred to profit or loss as the hedged revenue impacts financial performance.
The main source of ineffectiveness is the risk of not extracting copper on the projected dates. There was no ineffectiveness during 2025 in relation to the cash flow hedge.
32.a.5.2. Fair value hedges
Fair value hedges meeting the accounting criteria are accounted for as follows: (i) gain or loss from changes in fair value of a hedge instrument shall be recognized in the statement of income as finance costs; and (ii) gain or loss from a hedged item attributable to the hedged risk shall adjust the recorded amount of the hedged item to be recognized in the statement of income, as finance costs.
For fair value hedges relating to items carried at amortised cost, any adjustments to carrying value are amortised through profit or loss over the remaining term of the hedge using the effective interest method. Amortisation of the effective interest rate may begin as soon as an adjustment occurs and, at the latest, when the hedged item ceases to be adjusted by changes in its fair value attributable to the hedged risk.
If the hedged item is derecognized, the unamortized fair value is recognized immediately in the statement of income.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.
The Company does not hold any derivatives designated as fair value hedge accounting in its active portfolio.
32.a.5.3. Classification between current and non-current
Derivative financial instruments are classified as current and non-current or segregated into short and long-term portions based on an evaluation of the contractual cash flows.
When the Company maintains a derivative as an economic hedge (and does not apply hedge accounting), for a period exceeding 12 months after the balance sheet date, the derivative is classified as non-current (or segregated into current and non-current portions), in line with the classification of the corresponding item.
The derivative instrument is segregated into current and non-current portions only when amounts can be reliably allocated.
Derivative instruments that are designated as effective hedging instruments are classified consistently with the classification of the underlying hedged item.